Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials, ancillary materials and consumables	€ 6,567	€ 12,688
Work-in-progress and semi-finished products	6,660	7,784
Finished goods	43,947	69,240
Total inventories	€ 57,174	€ 89,712